Property, plant and equipment - Summary of Property, plant and equipment (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised	₨ 2,553	₨ 2,072	₨ 1,928
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate used to determine borrowing costs eligible for capitalisation	2.81%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate used to determine borrowing costs eligible for capitalisation	12.65%
Land [member] | Adjustments To Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Actualisation of provisional capitalisation	₨ 64	19	73
Plant And Equipment [Member] | Adjustments To Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Actualisation of provisional capitalisation	198	265	51
Capital Work In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Written off	129	39	27
Capital Work In Progress [Member] | Adjustments To Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Actualisation of provisional capitalisation	₨ 355	₨ 4	₨ 188